Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Potentially Dilutive Securities Excluded From Computation of Basic and Diluted Net Loss Per Share

Potentially dilutive securities excluded from the computation of basic and diluted net loss per share are as follows:

	December 31,	December 31,
	2023	2022
Common shares issuable upon conversion of preferred stock	2,141,535	1,887,976
Total potentially dilutive shares	2,141,535	1,887,976

Potentially dilutive securities excluded from the computation of basic and diluted net loss per share are as follows:

	March 31,	March 31,
	2024	2023
Common shares issuable upon conversion of convertible notes	-	-
Common shares issuable upon conversion of preferred stock	2,212,670	1,924,680
Total potentially dilutive shares	2,212,670	1,924,680